Note 17 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of reconciliation of income tax expense (recovery) [text block]
	2022	2021 (As restated Note 8(g))

Income before income taxes	$208,730	$12,903,848

Income tax expense at the Company’s statutory tax rate of 26.5% (2021 – 26.5%)	55,314	3,419,520

Increase (decrease) in income taxes resulting from
Permanent differences	1,443,060	1,634,557
Prior year true-up	910	108,305
Changes in unrecognized temporary differences	(197,857)	(105,922)
Effect of foreign subsidiaries	(82,026)	(70,146)
Prior year loss applied in current year previously not recognized	(274,134)	(2,807,987)
Other	39,070	(887,345)
Rate adjustment	(22,170)	(140,065)

Income tax expense	962,167	1,150,917

Current tax expense	269,730	1,232,720
Deferred tax expense (recovery)	692,437	(81,803)
Income tax expense	962,167	1,150,917

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2022	2021

Non-capital loss carryforwards	$385,905	$651,934
Property and equipment	(1,226,457)	(816,614)
Financing fees	72,432	128,018
SR&ED ITC credit	-	(227,634)
Lease liabilities	157,487	346,099
Deferred tax asset (liabilities)	(610,633)	81,803
	2022	2021

Non-capital loss carryforwards	$23,461,788	$24,230,225
Taxable temporary differences	(686,458)	(369,894)
	22,775,330	23,860,331